Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [abstract]
Schedule of inventories

	31/12/2017	31/12/2018
	US$’000	US$’000

Products available for sale	18,963	16,930
Products available for rent	547	526
Goods in transit	2,472	1,509
Total inventories at lower of cost and net realizable value	21,982	18,965